SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance			$ 133,886	$ 423,209	$ 423,209
Change in fair value included in statements of operations	$ (47,119)	$ (70,213)	(113,487)	(372,371)	(316,537)	$ 530,330
Ending balance	191,770		191,770		133,886	423,209
Gain on debt extinguishment	809,954	$ 6,781	840,032	(27,318)	(54,565)	(25,969)
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance			133,886	$ 423,209	423,209	151,262
Initial fair value of embedded conversion option derivative liability recorded as debt discount			150,000		150,000	93,668
Initial fair value of embedded conversion option derivative liability recorded as derivative expense			95,012		141,012
Reduction of derivative liability upon debt conversion			(73,641)
Change in fair value included in statements of operations			(113,487)		(316,537)	530,330
Ending balance	$ 191,770		$ 191,770		133,886	423,209
Gain on debt extinguishment					$ (263,798)	$ (352,051)